Annual Total Returns (dei_DocumentInformationDocumentAxis, (John Hancock High Yield Fund), Class NAV)	0 Months Ended
Jun. 27, 2013
(John Hancock High Yield Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	40.53%
Annual Return 2004	9.43%
Annual Return 2005	4.02%
Annual Return 2006	20.77%
Annual Return 2007	(0.82%)
Annual Return 2008	(48.25%)
Annual Return 2009	70.35%
Annual Return 2010	25.44%
Annual Return 2011	(12.76%)
Annual Return 2012	25.86%